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Class I Shares | HAWAII MUNICIPAL BOND FUND
BISHOP STREET HAWAII MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide high current income exempt from federal and Hawaii state income taxes.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class I Shares HAWAII MUNICIPAL BOND FUND CLASS I SHARES USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class I Shares HAWAII MUNICIPAL BOND FUND CLASS I SHARES
Management Fees	0.35%
Other Expenses	0.69%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.44%
Total Annual Fund Operating Expenses	1.04%
Less Fee Waivers and/or Expense Reimbursements	(0.49%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.55%
[1]	Bishop Street Capital Management (Adviser) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses for Class I Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, excluded expenses)) from exceeding 0.55% of the Fund's average daily net assets through April 30, 2021 (Contractual Expense Limitation). In addition, the Board of Trustees (Board) of Bishop Street Funds (Trust) may permit the Adviser to receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2021.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class I Shares | HAWAII MUNICIPAL BOND FUND | CLASS I SHARES | USD ($)	56	282	526	1,227

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade municipal bonds, the interest from which is exempt from regular federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund's assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund's assets that may be invested in obligations that pay income subject to the federal alternative minimum tax ("AMT") applicable to non-corporate shareholders (i.e., shareholders that are not taxed as corporations, including but not limited to individual investors). To the extent that the Fund invests in securities subject to the federal AMT, the income received from these securities could be taxable to non-corporate shareholders. Although the Adviser intends to invest Fund assets across a variety of municipal securities, the Fund may have significant positions in certain types of municipal obligations, such as state and local general obligation bonds (bonds whose payments are typically backed by the taxing power of the municipal issuer) and revenue bonds (bonds whose payments are backed by revenue from a particular source). The Fund may also invest in municipal bonds that are pre-refunded, meaning that the payment of principal and interest of the bonds is funded from a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities). There is no limit on the average maturity of the Fund's portfolio. While the portfolio duration of the Fund's portfolio will vary, it is generally expected to be within a 10% margin (higher or lower) of the duration of the Fund's benchmark index.

The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell or hold a security, the portfolio managers give special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund's portfolio, including the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund's shareholders. The portfolio management team may choose to sell a bond based on its analysis of the economy and any direct impact on budget cash flows, debt ratios, and credit ratings.

The Fund is classified as "non-diversified," which means that it may invest in a larger percentage of its assets in a smaller number of issuers than a diversified fund.
PRINCIPAL RISKS
As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. In addition to this risk, the Fund is subject to additional risks that may affect the value of its shares, including:
  Fixed Income Risk

  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term and longer- duration securities are generally more volatile, so the maturity and duration of securities affects their risk. Risks associated with rising interest rates are heightened given that the Federal Reserve has begun to raise the federal funds rate. There is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund.
  Concentration Risk

  The Fund's concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.
  Non-Diversification Risk

  The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
  Municipal Issuer Risk

  There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. In addition, the Fund invests significantly in municipal obligations of issuers located in Hawaii. The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.
  Management Risk

  The Fund is subject to the risk that a strategy used by the Fund's management may fail to produce the intended result.
  Liquidity Risk

  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.
  Valuation Risk

  Valuation risk is the risk that certain securities may be difficult to value.
  Pre-Refunded Bonds Risk

  Pre-refunded bonds are bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded bonds commonly referred to as "escrowed-to-maturity bonds," to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded bonds held by the Fund is funded from securities held in a designated escrow account where such securities are obligations of the U.S. Treasury and/or U.S. Government agencies or instrumentalities. The securities held in the escrow fund pledged to pay the principal and interest of the pre-refunded bond do not guarantee the price of the bond.
  Tax Risk

  Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service ("IRS") or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund's otherwise exempt-interest dividends may be taxable to non-corporate shareholders subject to the federal AMT.

PERFORMANCE INFORMATION
The bar chart and table that follow illustrate the risks and volatility of an investment in Class I Shares of the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.bishopstreetfunds.com or by calling 1-800-262-9565.
The following bar chart shows changes in performance of the Fund's Class I Shares from calendar year to calendar year.

Best Quarter	Worst Quarter
3.42%	(4.11)%
9/30/2011	12/31/2010

The performance information shown above is based on a calendar year. The Fund's Class I Shares' performance information from 1/1/20 to 3/31/20 was 0.03%.
The following table compares the Fund's Class I Shares' average annual total returns to those of the Intercontinental Exchange Bank of America Merrill Lynch ("ICE BofAML") 1-22 Year U.S. Municipal Securities Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - Class I Shares - HAWAII MUNICIPAL BOND FUND	1 Year	5 Years	10 Years
CLASS I SHARES	5.69%	2.46%	3.12%
CLASS I SHARES | Fund Return After Taxes on Distributions	5.68%	2.38%	3.07%
CLASS I SHARES | Fund Return After Taxes on Distributions and Sale of Fund Shares	4.34%	2.44%	3.05%
ICE BofAML 1-22 Year U.S. Municipal Securities Index Return (reflects no deduction for fees, expenses or taxes)	6.89%	3.19%	3.95%